BORROWINGS (Tables)	12 Months Ended
May 31, 2012
Description of Long-Term Debt

A description of long-term debt follows:

May 31,	2012	2011
(In thousands)
Unsecured 6.25% senior notes due December 15, 2013	$200,000	$200,000
Unsecured 6.50% senior notes due February 14, 2018(1)	247,890	247,522
Unsecured 6.125% senior note due October 15, 2019(2)	460,688	461,859
Unsecured 6.70% senior notes due November 1, 2015(3)	150,000	150,000
Revolving credit agreement for $400,000 with a syndicate of banks, through January 5, 2015(4)	48,797	40,943
Other obligations, including capital leases and unsecured notes payable at various rates of interest due in installments through 2017.	8,161	8,529

	1,115,536	1,108,853
Less: current portion	2,584	2,549

Total Long-Term Debt, Less Current Maturities	$1,112,952	$1,106,304

(1)	The $250.0 million aggregate principal amount of the notes due 2018 is adjusted for the amortization of the original issue discount, which approximated $2.1 million and $2.5 million at May 31, 2012 and 2011, respectively. The original issue discount effectively reduced the ultimate proceeds from the financing. The effective interest rate on the notes, including the amortization of the discount, is 6.704% for both years presented.

(2)	Includes the combination of the October 2009 initial issuance of $300.0 million aggregate principal amount and the May 2011 issuance of an additional $150.0 million aggregate principal amount of these notes. The $300.0 million aggregate principal amount of the notes due 2019 from the initial issuance is adjusted for the amortization of the original issue discount, which approximated $0.2 million and $0.3 million at May 31, 2012 and 2011, respectively. The original issue discount effectively reduced the ultimate proceeds from the October 2009 financing. The effective interest rate on the notes issued in October 2009, including the amortization of the discount, is 6.139%. The additional $150.0 million aggregate principal amount of the notes due 2019 issued in May 2011 is adjusted for the unamortized premium received at issuance, which approximated $11.0 million and $12.1 million at May 31, 2012 and 2011, respectively. The premium effectively increased the proceeds from the financing. The effective interest rate on the $150.0 million notes issued in May 2011 is 4.934%.

(3)	We entered into a cross-currency swap, which fixed the interest and principal payments in euros, resulting in an effective fixed-rate borrowing of 5.31%.

(4)	Interest was tied to euro LIBOR and AUD LIBOR at May 31, 2012, and averaged 1.99% and 5.65%, respectively, for euro denominated debt and AUD denominated debt. Interest was tied to euro LIBOR and prime rate at May 31, 2011, and averaged 2.80% and 3.90%, respectively, for euro denominated debt.